                                 MORGAN STANLEY
                          AFRICA INVESTMENT FUND, INC.

---------------------------------------------

OFFICERS AND DIRECTORS

Barton M. Biggs              William G. Morton, Jr.
CHAIRMAN OF THE BOARD        DIRECTOR
OF DIRECTORS                 Frederick B. Whittemore
Warren J. Olsen              DIRECTOR
PRESIDENT AND DIRECTOR       James W. Grisham
Peter J. Chase               VICE PRESIDENT
DIRECTOR                     Harold J. Schaaff, Jr.
John W. Croghan              VICE PRESIDENT
DIRECTOR                     Joseph P. Stadler
David B. Gill                VICE PRESIDENT
DIRECTOR                     Valerie Y. Lewis
Graham E. Jones              SECRETARY
DIRECTOR                     James R. Rooney
John A. Levin                TREASURER
DIRECTOR                     Joanna M. Haigney
                             ASSISTANT TREASURER

---------------------------------------------
INVESTMENT ADVISER
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------
ADMINISTRATOR
The Chase Manhattan Bank, N.A.
73 Tremont Street
Boston, Massachusetts 02108
--------------------------------------------------------
CUSTODIANS
Morgan Stanley Trust Company (International)
One Pierrepont Plaza
Brooklyn, New York 11201

The Chase Manhattan Bank, N.A. (Domestic)
770 Broadway
New York, New York 10003
--------------------------------------------------------
SHAREHOLDER SERVICING AGENT
American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353
--------------------------------------------------------
LEGAL COUNSEL
Rogers & Wells
200 Park Avenue
New York, New York 10166
--------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

--------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726.

                                   ----------

                                 MORGAN STANLEY
                               AFRICA INVESTMENT
                                   FUND, INC.
                             ---------------------

                                 ANNUAL REPORT
                               DECEMBER 31, 1995
                      MORGAN STANLEY ASSET MANAGEMENT INC.
                               INVESTMENT ADVISER

LETTER TO SHAREHOLDERS
--------

The total return of the Morgan Stanley Africa Investment Fund, Inc. (the "Fund") based on net asset value per share, was 13.72% for the fourth quarter of 1995, bringing the full year's return to 26.14%. The annual return includes the year-end distribution of $0.97 per share.

This strong performance was due to a number of factors. First, the Fund's overweight position in South African industrial shares at the cost of mining and gold shares significantly enhanced the Fund's performance. At December 31, 1995, the Fund's South African equity portfolio was comprised of 90% industrial shares and 10% in mining related shares. For 1995, the JOHANNESBURG INDUSTRIAL INDEX appreciated by 27% while the JOHANNESBURG ALL GOLD INDEX declined by 27%. Barlow operating in the infrastructure sector, is the Fund's largest equity position representing 5.1% of net assets as of December 31, 1995, and appreciated by 45% during the year and was a major contributor to the Fund's strong performance. Second, the Fund's debt portfolio with investments in Algeria, Ivory Coast, Morocco and Nigeria provided a total return in 1995 in excess of 25%. Finally, the Fund had a 4% exposure in Zimbabwe which was the third best performing emerging market in 1995, posting a dollar return of 12%.

In 1995, the Fund continued to diversify its investment geographically in markets with improving fundamentals. During the fourth quarter, the Fund began investing in Egypt while also increasing its exposure to Mauritius and Zimbabwe. Although these markets are small with market capitalizations between $1.5 - $5 billion, they trade at very attractive multiples which range from 6x - 10x prospective earnings, 1-1.5x book value, and provide good dividend yields. Real GDP growth in 1996 is expected to exceed 5% in these markets. In 1996, provided that valuations remain attractive, the Fund will continue to selectively increase its exposure to these markets.

SOUTH AFRICA

South Africa's fundamentals continue to improve. Inflation is under control and appears to have stabilized at the 6.5% level, the currency has been stable while foreign exchange reserves have been rising and are currently at eight weeks of import cover. Money supply growth is gradually being brought under control and is beginning to decline and fiscal policy continues to be well managed by the Government of National Unity. Agriculture, which represents 20% of GDP should be a major beneficiary from the heavy rainfall received in South Africa in December 1995. Some dams which had been only 15% full at the beginning of December, were at capacity by the end of the month. Due to the drought in 1994, food inflation in early 1995 was high-running at a 21% rate. Presently, food inflation is well under control and has been declining on a year-on-year basis. As a result of the widespread and much needed rainfall in late 1995, we expect the economy to post solid growth in 1996 and have revised our GDP forecast to 4.5%.

Currently, South Africa has one of the highest real interest rates in the world of approximately 8% and as a result, we expect a rate cut in 1996. Gross Domestic Fixed Investment is forecast to have grown by 8% in 1995 and should increase by a similar amount in 1996 as a number of new projects currently are underway. Given all the preceding, corporate earnings growth for the industrial sector should approximate 25% for 1996. For 1996, we believe the infrastructure, banking, tourism, furniture and retailing, and electronics and electrical sectors will perform well as the long delayed Reconstruction and Development Plan (RDP) is begun to be implemented. In our opinion the RDP will gather momentum in the second half of 1996 as the newly elected municipal authorities are able to manage and deliver the much needed services and infrastructure.

EGYPT

During the fourth quarter, the Fund initiated a position in Egypt. Egypt, by signing a peace treaty with Israel in 1978 is one of the original architects of peace in the Middle East. Consequently, it will be one of the primary beneficiaries of stability in the region. Egypt has a population of 60 million and as such is the most populated Arab country. 65% of Egyptians are below the age of 25 years. 25% of the country's population resides in Cairo, the most populated city in Africa.

The country's macro-economic situation has been improving over the past couple of years. Inflation has declined from 21% in 1989 to 9% currently, foreign exchange reserves are at historic highs of $17.5 billion and the fiscal deficit as a percentage of GDP has declined from 15% in 1991 to 1.7% in 1995. GDP growth has averaged 3.5% over the past five years and we are projecting 4.2% for 1996.

The Cairo Stock Exchange is the biggest in the region with over 700 listed stocks with a total market capitalization in excess of $5 billion. The market is undervalued and trades at a prospective price to earnings ratio of 7x and is supported by prospective dividend yields in excess of 9%. The Fund initiated a position in Commercial International Bank which was formed as a joint venture with Chase Manhattan Bank and uses a number of Chase risk management systems. The bank is well managed and provisioned and trades at 9x earnings, has a dividend yield of 10% with a return on equity of 24%. The Fund also invested in Torah Portland Cement which is the largest producer of cement in Egypt with a market share of over 17%. Torah supplies cement to Cairo and surrounding areas and has an installed capacity of 3.5 million tons per annum. The company trades at
7x prospective earnings with a 12% dividend yield.

In 1996, we expect foreign portfolio investment to increase in Africa primarily in South Africa and some of the smaller, less followed markets, where the Fund has been increasing its exposure. In our opinion, 1996 will be another good year for African markets and we are confident that the Fund will be a direct beneficiary of this new capital inflow.

The Fund's strategy to maintain significant holdings in African fixed income securities paid off handsomely in 1995. Emerging debt prices posted very strong gains over the course of the year, after sharp declines during the post-Mexican devaluation collapse in the first quarter. The Fund's positions in Morocco, South Africa, Algeria and especially Nigeria provided the Fund with returns ranging from 15%-45%. In keeping with the overall long-term strategy, we gradually reduced debt positions over the term in favor of new equity opportunities in the region.

Sincerely,

           [SIGNATURE]

Warren J. Olsen
PRESIDENT

      [SIGNATURE]

Marianne L. Hay
SENIOR PORTFOLIO MANAGER

    [SIGNATURE]

Jaideep Khanna
PORTFOLIO MANAGER

February 7, 1996

Morgan Stanley Africa Investment Fund, Inc.
Investment Summary as of December 31, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

HISTORICAL
INFORMATION
                                       TOTAL RETURN (%)
                      --------------------------------------------------

                          MARKET VALUE (1)        NET ASSET VALUE (2)
                      ------------------------  ------------------------
                                     AVERAGE                   AVERAGE
                       CUMULATIVE     ANNUAL     CUMULATIVE     ANNUAL
                      ------------------------  ------------------------
ONE YEAR                   20.84%       20.84%       26.14%       26.14%
SINCE INCEPTION*            2.26         1.20        35.43        17.54

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------

RETURNS AND PER SHARE INFORMATION (2)

A BAR CHART REFLECTING THE DATA BELOW IS REFLECTED HERE.

 YEARS ENDED DECEMBER 31:
                                 1994*       1995
Net Asset Value Per Share      $ 14.43    $ 17.05
Market Value Per Share          $11.38     $12.88
Premium/Discount                -21.1%     -24.5%
Income Dividends                 $0.54      $0.96
Capital Gains Distributions          -      $0.01
Fund Total Return (2)            7.34%     26.14%

(1) Assumes dividends and distributions, if any, were reinvested.

(2) Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.

* The Fund commenced operations on February 14, 1994.

Morgan Stanley Africa Investment Fund, Inc.
Portfolio Summary as of December 31, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PORTFOLIO INVESTMENTS DIVERSIFICATION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Equity Securities      74.1%
Debt Securities        18.2%
Other                   7.7%

--------------------------------------------------------------------------------
SECTORS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Multi-Industry                   24.4%
Debt Instruments                 19.8%
Banking                           7.2%
Merchandising                     7.2%
Electrical & Electronics          5.4%
Financial Services                4.7%
Energy Sources                    4.2%
Food & Household Products         3.8%
Forest Products & Paper           3.3%
Beverages & Tobacco               3.2%
Other                            16.8%

--------------------------------------------------------------------------------
COUNTRY WEIGHTINGS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

South Africa           66.4%
Morocco                15.1%
Zimbabwe                4.2%
Nigeria                 3.6%
United Kingdom          2.6%
Ivory Coast             2.4%
Mauritius               2.3%
Algeria                 2.0%
Ghana                   1.6%
Egypt                   0.7%
Other                  -0.9%

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS*

                                                    PERCENT OF
                                                    NET ASSETS
                                                   -------------
       1.  Kingdom of Morocco Restructuring and
           Consolidation Agreement 'A' 6.59375%,
           1/1/09                                          9.8%
       2.  Barlow Ltd.                                     5.1
       3.  Bidvest Group Ltd.                              3.0
       4.  Gencor Ltd.                                     2.9
       5.  Nedcor Ltd. (Unit)                              2.9

                                                    PERCENT OF
                                                    NET ASSETS
                                                   -------------
       6.  Amalgamated Banks of South Africa               2.8%
       7.  Nampak Ltd.                                     2.8
       8.  Engen Ltd.                                      2.7
       9.  Murray & Roberts Holdings Ltd.                  2.5
      10.  SNI Maroc                                       2.5
                                                         -----
                                                          37.0%
                                                         -----
                                                         -----

--------------------------------------------------------------------------------
*Excludes short term securities

FINANCIAL STATEMENTS
---------

STATEMENT OF NET ASSETS
---------

DECEMBER 31, 1995

                                                                          VALUE
                                                        SHARES            (000)
--------------------------------------------------------
------------
AFRICAN COMMON STOCKS (77.8%)
(Unless otherwise noted)
-----------------------------------------------------------------
-------------
EGYPT (0.5%)
BANKING
  +Commercial International Bank                         6,291  U.S.$       940
                                                                ---------------
BUILDING MATERIALS & COMPONENTS
  +Torah Portland Cement Co.                            29,995              430
                                                                ---------------
CONSTRUCTION & HOUSING
  +Ameriyah Cement Co.                                   4,000               59
                                                                ---------------
                                                                          1,429
                                                                ---------------
-----------------------------------------------------------------
-------------
GHANA (1.6%)
BANKING
  Standard Chartered Bank                              555,000            2,216
                                                                ---------------
BEVERAGES & TOBACCO
  Guinness Ghana                                     2,909,458              437
  Kumasi Breweries                                     336,000              140
  Pioneer Tobacco Co., Ltd.                          2,897,600              253
                                                                ---------------
                                                                            830
                                                                ---------------
FINANCIAL SERVICES
  +Home Finance Co.                                  1,620,000              130
                                                                ---------------
FOOD & HOUSEHOLD PRODUCTS
  +Unilever                                          1,575,800              911
                                                                ---------------
METALS -- STEEL
  +Ghana Pioneer Aluminum Factory                    1,043,400               93
                                                                ---------------
                                                                          4,180
                                                                ---------------
-----------------------------------------------------------------
-------------
MAURITIUS (2.3%)
BANKING
  +Mauritius Commercial Bank                           299,902            1,244
  +Mon Tressor Desert                                   66,368              128
  *+State Bank of Mauritius                          7,000,000            2,922
                                                                ---------------
                                                                          4,294
                                                                ---------------
MULTI-INDUSTRY
  +Rogers & Co., Ltd.                                  279,663            1,767
                                                                ---------------
                                                                          6,061
                                                                ---------------
-----------------------------------------------------------------
-------------
MOROCCO (5.4%)
BANKING
  BMCE                                                  60,000            2,763
  Wafabank                                              30,000            1,293
                                                                ---------------
                                                                          4,056
                                                                ---------------
FINANCIAL SERVICES
  +SNI Maroc                                           134,640            6,598
                                                                ---------------
MULTI-INDUSTRY
  Groupe Ona                                            47,500            1,817
                                                                ---------------
-----------------------------------------------------------------
-------------

                                                                          VALUE
                                                        SHARES            (000)

--------------------------------------------------------
------------
TELECOMMUNICATIONS
  Alcatel Alsthom                                       19,400  U.S.$     1,626
                                                                ---------------
                                                                         14,097
                                                                ---------------
-----------------------------------------------------------------
-------------
SOUTH AFRICA (63.8%)
APPLIANCES & HOUSEHOLD DURABLES
  Ellerine Holdings Ltd.                               268,881            1,512
  JD Group Ltd.                                        451,500            2,972
                                                                ---------------
                                                                          4,484
                                                                ---------------
BANKING
  Amalgamated Banks of South Africa                  1,311,156            7,373
                                                                ---------------
BEVERAGES & TOBACCO
  Kersaf Investments Ltd.                              380,000            4,795
  South African Breweries Ltd.                          70,362            2,577
                                                                ---------------
                                                                          7,372
                                                                ---------------
BROADCASTING & PUBLISHING
  Omni Media Corp.                                     134,628            2,142
                                                                ---------------
BUSINESS & PUBLIC SERVICES
  Premier Group Holdings Ltd.                        2,405,313            3,959
                                                                ---------------
CHEMICALS
  +Polfin Ltd.                                         534,946              858
  SASOL Ltd.                                           641,970            5,257
                                                                ---------------
                                                                          6,115
                                                                ---------------
ELECTRICAL & ELECTRONICS
  Altron Ltd.                                          500,000            1,358
  Reunert Ltd.                                         942,421            6,463
  Siltek Ltd.                                          140,000            1,037
  Spescom Electronics Ltd.                           1,000,000            1,042
  Voltex Holdings Ltd.                                 867,526              809
                                                                ---------------
                                                                         10,709
                                                                ---------------
ENERGY SOURCES
  Engen Ltd.                                           935,000            7,053
  Trans Natal Coal Corp. Ltd.                          425,000            2,740
                                                                ---------------
                                                                          9,793
                                                                ---------------
FINANCIAL SERVICES
  +Corporate Africa                                  2,500,000              940
  +Corporate Africa (Preferred)                     12,500,000            4,800
                                                                ---------------
                                                                          5,740
                                                                ---------------
FOOD & HOUSEHOLD PRODUCTS
  Bidvest Group Ltd.                                 1,175,110            7,898
                                                                ---------------
FOREST PRODUCTS & PAPER
  Nampak Ltd.                                        1,319,200            7,328
  Sappi Ltd.                                            95,000            1,459
                                                                ---------------
                                                                          8,787
                                                                ---------------
-----------------------------------------------------------------
-------------

    The accompanying notes are an integral part of the financial statements.

                                                                          VALUE
                                                        SHARES            (000)
--------------------------------------------------------
------------
SOUTH AFRICA (CONTINUED)
INSURANCE
  Fedsure Holdings Ltd.                                512,700  U.S.$     3,727
  Sage Group Ltd.                                       90,000              488
                                                                ---------------
                                                                          4,215
                                                                ---------------
LEISURE & TOURISM
  Servgro International Ltd.                           272,400            1,681
  Sun International (South Africa) Ltd.              1,875,000            3,125
                                                                ---------------
                                                                          4,806
                                                                ---------------
MERCHANDISING
  Foschini Ltd.                                        325,500            2,545
  Nedcor Ltd.                                          145,000            2,506
  #PARANedcor Ltd. (Unit, 4 GDR + 1 warrant)           110,000            7,549
  Pepkor Ltd.                                          255,000            1,591
  #Pepkor Ltd. ADR                                     170,000            2,122
  Specialty Stores Ltd. 'N'                          1,500,000            2,263
  Storeco Ltd. 'N'                                     301,230              454
                                                                ---------------
                                                                         19,030
                                                                ---------------
METALS -- NON-FERROUS
  Impala Platinum Holdings Ltd.                        122,500            2,235
  Potgietersrust Platinums Ltd.                        307,549            1,856
  Rustenburg Platinum Holdings Ltd.                     76,018            1,251
                                                                ---------------
                                                                          5,342
                                                                ---------------
METALS -- STEEL
  Iscor Ltd.                                         4,845,500            4,360
                                                                ---------------
MULTI-INDUSTRY
  Anglo American Industrial Corp.                      121,000            5,502
  Anglovaal Industries Ltd.                            488,000            3,681
  Barlow Ltd.                                          945,700           13,489
  Concor Ltd.                                          225,000            1,389
  Gencor Ltd.                                        2,200,300            7,665
  Lewis Foschini Investment 'N'                      1,575,900            3,999
  LTA Ltd.                                             252,900            1,682
  Murray & Roberts Holdings Ltd.                       943,886            6,667
  Safmarine and Rennies Holdings Ltd.                1,080,000            3,925
  Tiger Oats Ltd.                                      227,800            3,937
                                                                ---------------
                                                                         51,936
                                                                ---------------
TELECOMMUNICATIONS
  +Dimension Data Holdings Ltd.                        307,092            4,022
                                                                ---------------
                                                                        168,083
                                                                ---------------
-----------------------------------------------------------------
-------------
ZIMBABWE (4.2%)
BEVERAGES & TOBACCO
  +Eastern Highlands                                 2,100,000              282
                                                                ---------------
BUILDING MATERIALS & COMPONENTS
  +PG Industries                                       390,500              204
  Portland Holdings Ltd.                               520,000              477
                                                                ---------------
                                                                            681
                                                                ---------------
ELECTRICAL & ELECTRONICS
  Delta Corp. Ltd.                                   2,065,000            3,457
                                                                ---------------
ENERGY SOURCES
  Wankie Colliery Co. Ltd.                           5,622,900            1,328
                                                                ---------------
FOOD & HOUSEHOLD PRODUCTS
  Hippo Valley Estates Ltd.                          1,900,000            1,142
                                                                ---------------
-----------------------------------------------------------------
-------------
                                                                          VALUE
                                                        SHARES            (000)

--------------------------------------------------------
------------
LEISURE & TOURISM
  Zimbabwe Sun                                       3,538,135  U.S.$       987
                                                                ---------------
METALS -- NON-FERROUS
  Bindura Nickel Corp. Ltd.                            375,000              543
                                                                ---------------
MULTI-INDUSTRY
  +Colcom Holdings                                   2,250,000              676
  TA Holdings, Ltd.                                  6,700,000            1,150
                                                                ---------------
                                                                          1,826
                                                                ---------------
TEXTILES & APPAREL
  +Trans Zambezi Industries Ltd.                       627,482              910
                                                                ---------------
                                                                         11,156
                                                                ---------------
-----------------------------------------------------------------
-------------
TOTAL AFRICAN COMMON STOCKS
  (Cost U.S. $158,645)                                                  205,006
                                                                ---------------
-----------------------------------------------------------------
-------------
OTHER COMMON STOCKS (2.6%)
-----------------------------------------------------------------
-------------
UNITED KINGDOM (2.6%)
MULTI-INDUSTRY
  Adam & Harvey Group plc                               40,000              275
  Lonrho plc                                         2,376,346            6,493
                                                                ---------------
                                                                          6,768
                                                                ---------------
-----------------------------------------------------------------
-------------
TOTAL OTHER COMMON STOCKS
  (Cost U.S. $5,720)                                                      6,768
                                                                ---------------
-----------------------------------------------------------------
-------------
                                                          FACE
                                                        AMOUNT
                                                         (000)
--------------------------------------------------------
------------
DEBT INSTRUMENTS (19.8%)
-----------------------------------------------------------------
-------------
ALGERIA (2.0%)
LOAN AGREEMENTS
  p+++Algeria Reprofiled Loan Agreement 'A'
   1992 7.52%, 3/4/00                              U.S.$10,000            5,200
                                                                ---------------
-----------------------------------------------------------------
-------------
IVORY COAST (2.4%)
LOAN AGREEMENTS
  ++Republic Ivory Coast Syndicated Loan           FRF 168,857            6,207
                                                                ---------------
-----------------------------------------------------------------
-------------
MOROCCO (9.8%)
LOAN AGREEMENTS
  ~+++Kingdom of Morocco Restructuring and
   Consolidation Agreement 'A' 6.59375%,
   1/1/09 (Participation: J.P. Morgan, Lehman
   Brothers, Merrill Lynch, Salomon Brothers)      U.S.$38,000           25,793
                                                                ---------------
-----------------------------------------------------------------
-------------
NIGERIA (3.6%)
LOAN AGREEMENTS
  Central Bank of Nigeria Promissory Notes,
   8.00%, 1/5/10                                        20,000            7,550
                                                                ---------------
-----------------------------------------------------------------
-------------

    The accompanying notes are an integral part of the financial statements.

                                                          FACE
                                                        AMOUNT       VALUE
                                                         (000)       (000)
--------------------------------------------------------
------------
NIGERIA (CONTINUED)
LOCAL GOVERNMENT DEBT
  PARACentral Bank of Nigeria Par Bond 6.25%,
   11/15/20 (includes 4,000 warrants)             U.S.$  4,000     U.S.$  1,970
                                                                ---------------
                                                                          9,520
                                                                ---------------
-----------------------------------------------------------------
-------------
SOUTH AFRICA (2.0%)
MULTI-INDUSTRY
  Liberty Life Strategic Investments Ltd.
   (Convertible) 6.50%, 9/30/04                          4,000            5,320
                                                                ---------------
-----------------------------------------------------------------
-------------
TOTAL DEBT INSTRUMENTS
  (Cost U.S. $52,358)                                                    52,040
                                                                ---------------
-----------------------------------------------------------------
-------------
SHORT TERM INVESTMENT (7.6%)
--------------------------------------------------------
------------
UNITED STATES (7.6%)
REPURCHASE AGREEMENT
  Chase Manhattan Bank, N.A., 5.35%, dated
   12/29/95, due 1/2/96, to be repurchased at
   U.S. $20,095, collateralized by U.S.
   $19,350 U.S. Treasury Notes 6.375%, due
   1/15/99, valued at U.S. $20,487 (Cost U.S.
   $20,083)                                             20,083           20,083
                                                                ---------------
-----------------------------------------------------------------
-------------
FOREIGN CURRENCY ON DEPOSIT
    WITH CUSTODIAN (0.7%)
  Egyptian Pound                                    EGP  1,271              373
  South African Rand                                ZAR  5,177            1,420
                                                                ---------------
  (Cost U.S. $1,789)                                                      1,793
                                                                ---------------
-----------------------------------------------------------------
-------------
TOTAL INVESTMENTS (108.5%)
  (Cost U.S. $238,595)                                                  285,690
                                                                ---------------

-----------------------------------------------------------------
-------------
OTHER ASSETS (3.7%)
  Cash                                   U.S.$     4
  Receivable for Investments Sold              8,106
  Dividends Receivable                           811
  Interest Receivable                            728
  Deferred Organization Costs                     37
  Other Assets                                    54            9,740
                                     ---------------  ---------------
-----------------------------------------------------------------
-------------
LIABILITIES (-12.2%)
  Payable for:
    Investments Purchased                    (16,476)
    Dividends Declared                       (15,044)
    Investment Advisory Fees                    (265)
    Custodian Fees                               (86)
    Professional Fees                            (50)
    Shareholder Reporting Expenses               (49)
    Administrative Fees                          (23)
    Directors' Fees and Expenses                  (8)
  Other Liabilities                               (1)         (32,002)
                                     ---------------  ---------------
-----------------------------------------------------------------
-------------
NET ASSETS (100%)
  Applicable to 15,448,477 issued and outstanding
   U.S. $0.01 par value shares (100,000,000 shares
   authorized)                                        U.S.$   263,428
                                                        -------------
-----------------------------------------------------------------
-------------


                                                          AMOUNT
                                                           (000)
-----------------------------------------------------------------
-------------
NET ASSET VALUE PER SHARE                             U.S.$     17.05
                                                        -------------

-----------------------------------------------------------------
-------------
AT DECEMBER 31, 1995, NET ASSETS CONSISTED OF:

--------------------------------------------------------

  Common Stock                                        U.S.$       154
  Capital Surplus                                             216,929
  Distributions in Excess of Net Investment Income
                                                                  (47)
  Distributions in Excess of Net
   Realized Gain                                                 (695)
  Unrealized Appreciation on
   Investments and Foreign Currency
   Translations                                                47,087

-----------------------------------------------------------------

TOTAL NET ASSETS                                      U.S.$   263,428
                                                        -------------
-----------------------------------------------------------------
-------------

  +    --  Non income producing.
 ++    --  Non income producing -- in default.
+++    --  Variable/floating rate security -- rate disclosed
            is as of December 31, 1995.
  *    --  Security valued at cost -- see note A-1 to
            financial statements.
  #    --  144A security -- certain conditions for public
            sale may exist.
  p    --  Issuer is making partial interest payments.
PARA   --  Attached warrants are non-income producing.
  ~    --  Participation  interests were acquired through the
            financial institutions indicated parenthetically.
ADR    --  American Depositary Receipt.
FRF    --  French Franc.
-------------------------------------------------------------
-------------

FORWARD FOREIGN CURRENCY CONTRACT INFORMATION:
Under the terms of forward foreign currency contracts open at December 31, 1995, the Fund is obligated to deliver U.S. dollars in exchange for foreign currency as indicated below:

                                      IN          NET
 CURRENCY                          EXCHANGE   UNREALIZED
TO RECEIVE    VALUE    SETTLEMENT     FOR        GAIN
  (000)       (000)       DATE       (000)       (000)
--------------------------------------------------------
 ZAR 362      U.S.$99    1/2/96      U.S.$99      U.S.$--

-----------------------------------------------------------------
-------------

DECEMBER 31, 1995 EXCHANGE RATES:
-----------------------------------------------------------------

EGP   Egyptian Pound                          3.404 = U.S.$1.00
FRF   French Franc                            4.897 = U.S.$1.00
GBP   British Pound                           0.644 = U.S.$1.00
GHC   Ghanian Cedis                       1,453.000 = U.S.$1.00
MAD   Moroccan Dhiram                         8.469 = U.S.$1.00
MUR   Mauritius Rupee                        18.205 = U.S.$1.00
ZAR   South African Rand                      3.646 = U.S.$1.00
ZWD   Zimbabwe Dollar                         9.319 = U.S.$1.00

---------------------------------------------
---------

    The accompanying notes are an integral part of the financial statements.

SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY CLASSIFICATION -- DECEMBER 31, 1995 (UNAUDITED)

                                               VALUE    PERCENT OF NET
INDUSTRY                                       (000)            ASSETS
--------------------------------------------------------
------------
Appliances & Household Durables         U.S.$  4,484              1.7%
Banking                                       18,879              7.2
Beverages & Tobacco                            8,484              3.2
Broadcasting & Publishing                      2,142              0.8
Building Materials & Components                1,111              0.4
Business & Public Services                     3,959              1.5
Chemicals                                      6,115              2.3
Construction & Housing                            59              0.0
Electrical & Electronics                      14,166              5.4
Energy Sources                                11,121              4.2
Financial Services                            12,468              4.7
Food & Household Products                      9,951              3.8
Forest Products & Paper                        8,787              3.3
Insurance                                      4,215              1.6
Leisure & Tourism                              5,793              2.2
Loan Agreements                               44,750             17.0
Local Government Debt                          1,970              0.8
Merchandising                                 19,030              7.2
Metals -- Non-Ferrous                          5,885              2.2
Metals -- Steel                                4,453              1.7
Multi-Industry                                69,434             26.4
Telecommunications                             5,648              2.2
Textiles & Apparel                               910              0.4
Other                                         21,876              8.3
                                     ---------------          -------
                                        U.S.$285,690            108.5%
                                     ---------------          -------
                                     ---------------          -------

-----------------------------------------------------------------
-------------

SUMMARY OF TOTAL INVESTMENTS BY COUNTRY -- DECEMBER 31, 1995 (UNAUDITED)

                                               VALUE    PERCENT OF NET
COUNTRY                                        (000)            ASSETS
--------------------------------------------------------
------------
Algeria                              U.S.$     5,200              2.0%
Egypt                                          1,802              0.7
Ghana                                          4,180              1.6
Ivory Coast                                    6,207              2.4
Mauritius                                      6,061              2.3
Morocco                                       39,890             15.1
Nigeria                                        9,520              3.6
South Africa                                 174,823             66.4
United States (short term
 investments)                                 20,083              7.6
United Kingdom                                 6,768              2.6
Zimbabwe                                      11,156              4.2
                                     ---------------          -------
                                     U.S.$   285,690            108.5%
                                     ---------------          -------
                                     ---------------          -------

-----------------------------------------------------------------
-------------

    The accompanying notes are an integral part of the financial statements.

                                                                 YEAR ENDED
                                                                DECEMBER 31,
                                                                    1995
STATEMENT OF OPERATIONS                                            (000)
------------------------------------------------------------------------------
INVESTMENT INCOME
    Dividends...............................................      U.S.$ 4,730
    Interest................................................            9,945
    Less: Foreign Taxes Withheld............................             (487)
------------------------------------------------------------------------------
      Total Income..........................................           14,188
------------------------------------------------------------------------------
EXPENSES
    Investment Advisory Fees................................            2,851
    Custodian Fees..........................................              458
    Economic Adviser Fees...................................              298
    Administrative Fees.....................................              253
    Shareholder Reporting Expenses..........................              116
    Professional Fees.......................................               86
    Directors' Fees and Expenses............................               40
    Transfer Agent Fees.....................................               15
    Other Expenses..........................................              105
------------------------------------------------------------------------------
      Total Expenses........................................            4,222
------------------------------------------------------------------------------
        Net Investment Income...............................            9,966
------------------------------------------------------------------------------
NET REALIZED GAIN
    Investment Securities Sold..............................            6,190
    Foreign Currency Transactions...........................              749
------------------------------------------------------------------------------
      Net Realized Gain.....................................            6,939
------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    Investments.............................................           38,774
    Foreign Currency Translations...........................              (60)
------------------------------------------------------------------------------
      Change in Unrealized Appreciation (Depreciation)......           38,714
------------------------------------------------------------------------------
Total Net Realized Gain and Change in Unrealized
 Appreciation (Depreciation)................................           45,653
------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....      U.S.$55,619
------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                                                PERIOD FROM
                                                                FEBRUARY 14,
                                                                   1994*            YEAR ENDED
                                                              TO DECEMBER 31,      DECEMBER 31,
                                                                    1994               1995
STATEMENT OF CHANGES IN NET ASSETS                                 (000)              (000)
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...................................     U.S.$  8,302       U.S.$  9,966
    Net Realized Gain (Loss)................................           (2,534)             6,939
    Change in Unrealized Appreciation (Depreciation)........            8,373             38,714
-------------------------------------------------------------------------------------------------
    Net Increase in Net Assets Resulting from Operations....           14,141             55,619
-------------------------------------------------------------------------------------------------
Distributions:
    Net Investment Income...................................           (8,302)           (14,847)
    In Excess of Net Investment Income......................              (29)               (47)
    In Excess of Net Realized Gain..........................               --               (226)
-------------------------------------------------------------------------------------------------
    Total Distributions.....................................           (8,331)           (15,120)
-------------------------------------------------------------------------------------------------
Capital Share Transactions:
    Initial Public Offering of Shares (15,451,884 shares)...          217,875                 --
    Offering Costs..........................................             (719)                --
    Repurchase of Shares (10,500 shares)....................             (137)                --
-------------------------------------------------------------------------------------------------
    Net Increase in Net Assets Resulting From Capital Share
     Transactions...........................................          217,019                 --
-------------------------------------------------------------------------------------------------
    Total Increase..........................................          222,829             40,499
Net Assets:
    Beginning of Period.....................................              100            222,929
-------------------------------------------------------------------------------------------------
    End of Period (including distributions in excess of net
     investment income of U.S. $1,173 and U.S. $47,
     respectively)..........................................     U.S.$222,929       U.S.$263,428
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

                                                               PERIOD FROM
                                                              FEBRUARY 14,
                                                                  1994*        YEAR ENDED
                                                               TO DECEMBER    DECEMBER 31,
SELECTED PER SHARE DATA AND RATIOS:                             31, 1994          1995
-------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................  U.S.$  14.10    U.S.$  14.43
-------------------------------------------------------------------------------------------
Offering Costs..............................................         (0.05)             --
-------------------------------------------------------------------------------------------
Net Investment Income.......................................          0.54            0.64
Net Realized and Unrealized Gain on Investments.............          0.38            2.95
-------------------------------------------------------------------------------------------
      Total from Investment Operations......................          0.92            3.59
-------------------------------------------------------------------------------------------
Distributions:
  Net Investment Income.....................................         (0.54)          (0.96)
  In Excess of Net Investment Income........................         (0.00)#         (0.00)#
  In Excess of Net Realized Gain............................            --           (0.01)
-------------------------------------------------------------------------------------------
      Total Distributions...................................         (0.54)          (0.97)
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..............................  U.S.$  14.43    U.S.$  17.05
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
PER SHARE MARKET VALUE, END OF PERIOD.......................  U.S.$  11.38    U.S.$  12.88
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN:
  Market Value..............................................        (15.37)%         20.84%
  Net Asset Value (1).......................................          7.34%          26.14%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
RATIOS, SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (THOUSANDS).......................  U.S.$222,929    U.S.$263,428
-------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets.....................          1.87%**         1.77%
Ratio of Net Investment Income to Average Net Assets........          4.47%**         4.18%
Portfolio Turnover Rate.....................................            32%             66%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

 * Commencement of operations
 ** Annualized
 # Amount is less than U.S.$0.01 per share
(1) Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the period, and assumes dividends and distributions, if any, were reinvested. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value of the Fund.

   Note: Current period permanent book-tax differences, if any, are not included in the calculation of net investment income per share.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995

----------

    The Morgan Stanley Africa Investment Fund, Inc. (the "Fund") was incorporated in Maryland on December 14, 1993, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund commenced operations on February 14, 1994, pursuant to the initial public offering of 15,451,884 shares of Common Stock. Prior to February 14, 1994, the Fund had no operations other than the issuance of 7,093 shares of Common Stock on January 26, 1994 to Morgan Stanley Asset Management Inc. (the "Adviser"). The Fund's investment objective is long-term capital appreciation through investments primarily in equity securities.

A. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  SECURITY   VALUATIONS:       In    valuing    the   Fund's    assets,    all
    listed equity securities for which market quotations are readily available are valued at the last sales price on the valuation date, or if there was no sale on such date, at the mean between the current bid and asked prices. Securities which are traded over-the-counter are valued at the average of the mean of current bid and asked prices obtained from reputable brokers. All non-equity securities for which market quotations are readily available are valued at their market values. Short-term securities which mature in 60 days or less are valued at amortized cost. All other securities and assets for which market values are not readily available (including investments which are subject to limitations as to their sale) are valued at fair value as determined in good faith by the Board of Directors (the "Board"), although the actual calculations may be done by others.

2. TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for U.S. Federal income taxes is required in the financial statements.

    The Fund may be subject to taxes imposed by countries in which it invests. The Fund accrues such taxes when the related income is earned.

    Capital surplus, distributions in excess of net investment income and distributions in excess of net realized gain have been adjusted for current and prior period permanent book-tax differences. Current period adjustments arose principally from differing book-tax treatments for foreign currency transactions and gains on certain securities of corporations designated as "passive foreign investment companies".

3. REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities, the value of which equals or exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. To the extent that proceeds from the sale of the underlying securities are less than the repurchase price under the agreement, the Fund may incur a loss. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

4. FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

      - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;
      - investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

    Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

    Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of forward foreign currency contracts, disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Net Assets. The change in net unrealized currency gains (losses) for the period is reflected in the Statement of Operations.

5. FORWARD FOREIGN CURRENCY CONTRACTS: The Fund may enter into forward foreign currency contracts to protect securities and related receivables and payables against changes in future foreign exchange rates. A forward foreign currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

6.  DEBT INSTRUMENTS:  The Fund may invest in debt
instruments  including  those  in the  form  of  fixed and  floating  rate loans
    ("Loans") arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions ("Lenders") deemed to be creditworthy by the investment adviser. The Fund's investments in Loans may be in the form of participations in Loans ("Participations") or assignments ("Assignments") of all or a portion of Loans from third parties. The Fund's investment in Participations typically results in the Fund having a contractual relationship with only the Lender and not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the Participation. When the Fund purchases Assignments from Lenders it acquires direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

7. WRITTEN OPTIONS: The Fund may write covered call options in an attempt to increase the Fund's total return. The Fund will receive premiums that are recorded as liabilities and subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. The Fund, as writer of a covered call option, limits its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option as long as the option remains open.

8. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-dividend date (except certain dividends which may be recorded as soon as the Fund is informed of such dividend) net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Distributions to shareholders are recorded on the ex-date. Income distributions and capital gain distributions are determined in accordance with U.S. Federal income tax regulations which may differ from generally accepted accounting principles. These differences are principally due to the timing of the recognition of losses on securities and due to permanent differences described in note A-2.

B. The Adviser provides investment advisory services to the Fund under the terms of an Investment Advisory and Management Agreement (the "Agreement"). Under the Agreement, the Adviser is paid a fee computed weekly and payable monthly at an annual rate of 1.20% of the Fund's average weekly net assets.

C. Standard New York, Inc. ("Standard") provided economic research and assistance on behalf of the Fund to Morgan Stanley Asset Management Inc. under the terms of an Economic Advisory Agreement. Under the Economic Advisory Agreement, Standard was paid a fee computed weekly and payable monthly at an annual rate of

 .18% of the Fund's average weekly net assets. The Economic Advisory Agreement was terminated on September 30, 1995.

D. Effective September 1, 1995, The Chase Manhattan Bank, N.A., through its affiliate Chase Global Funds Services Company (the "Administrator"), (formerly Mutual Funds Service Company, a wholly owned subsidiary of the United States Trust Company of New York), provides administrative services to the Fund under an Administration Agreement. Under the Administration Agreement, the Administrator is paid a fee computed weekly and payable monthly at an annual rate of $.06% of the Fund's average weekly net assets, plus $100,000 per annum. In addition, the Fund is charged certain out of pocket expenses by the Administrator. Effective September 1, 1995, The Chase Manhattan Bank, N.A. acts as custodian for the Fund's assets held in the United States. Prior to September 1, 1995, Mutual Funds Service Company and United States Trust Company of New York provided administrative and custodian services, respectively, to the Fund under the same terms, conditions and fees as stated above.

E. Morgan Stanley Trust Company (the "International Custodian"), an affiliate of the Adviser, acts as custodian for the Fund's assets held outside the United States in accordance with a Custody Agreement. International Custodian fees are payable monthly based on Fund assets under custody plus an amount for each transaction effected. For the year ended December 31, 1995, international custodian fees totaled $449,000, of which $84,000 was payable to the International Custodian at December 31, 1995. In addition, for the year ended December 31, 1995, the Fund has earned interest income of $274,000 and incurred interest expense of $32,000 on balances with the International Custodian.

F. During the year ended December 31, 1995, the Fund made purchases and sales totaling $154,404,000 and $152,050,000, respectively, of investment securities other than long-term U.S. Government securities and short term investments. There were no purchases and sales of long-term U.S. Government securities. At December 31, 1995, the U.S. Federal income tax cost basis of securities was $241,503,000 and accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $42,394,000 of which $56,049,000 related to appreciated securities and $13,655,000 related to depreciated securities. For the year ended December 31, 1995, the Fund utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $1,390,000. For the year ended December 31, 1995, the Fund expects to defer to January 1, 1996, post October currency losses of $47,000.

G. The Fund entered into an Agreement with a number of underwriters (the "Underwriters") including Morgan Stanley & Co. Incorporated, an affiliate of the Adviser, for the initial public offering of its shares and issued 15,451,884 shares in February 1994. The Fund has been advised that the total of underwriting discounts and placement commissions paid to the Underwriters relating to the initial public offering was $10,496,000.

H. In connection with its organization and initial public offering of shares, the Fund incurred $60,000 and $719,000 of organization and offering costs, respectively. The organization costs are being amortized on a straight-line basis over a five year period beginning February 14, 1994, the date the Fund commenced operations. The offering costs were charged to capital.

I. At December 31, 1995, a significant portion of the Fund's net assets consist of securities of issuers located in Africa which are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities. Foreign securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than securities of companies based in the United States. In addition, African securities may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty.

J. On March 21, 1994, the Board authorized the Fund to repurchase up to 1,000,000 shares of its Common Stock in the open market. During 1994, the Fund repurchased 10,500 shares of its Common Stock at an average price per share of $13.00 and a weighted average discount of 5.18% per share. Such shares are included as authorized but unissued shares of the Fund.

K. Each Director of the Fund who is not an officer of the Fund or an affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Directors' Deferred Compensation Plan (the "Plan"). Under the Plan, such Directors may elect to defer payment of a percentage of their total fees earned as a Director of the Fund. These deferred portions are treated, based on an election by the Director, as if they were either invested in the Fund's shares or invested in U.S. Treasury Bills, as defined under the Plan. At December 31, 1995, none of the Directors elected to participate in the Plan.

L. During December 1995, the Board declared a total distribution of $0.97 per share of which $0.96 was derived from net investment income and $0.01 from net realized gains, payable on January 9, 1996, to shareholders of record on December 29, 1995.

________________________________________________________________________________

             SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

                                     U.S.$ AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS
-----------------------------------------------------------------------------------------------------------------------------
                                                                     THREE MONTHS ENDED
                                ---------------------------------------------------------------------------------------------
                                    MARCH 31, 1995          JUNE 30, 1995        SEPTEMBER 30, 1995       DECEMBER 31, 1995
                                ----------------------  ---------------------   ---------------------   ---------------------
                                  TOTAL     PER SHARE    TOTAL     PER SHARE     TOTAL     PER SHARE     TOTAL     PER SHARE
                                ---------   ----------  --------  -----------   --------  -----------   --------  -----------
Investment Income.............  $   3,316        $0.21   $ 3,179     $ 0.21      $3,198      $ 0.21      $ 4,495     $ 0.29
Net Investment Income.........  $   2,436        $0.16   $ 2,063     $ 0.13      $2,154      $ 0.13      $ 3,313     $ 0.22
Net Realized Gain and Change
 in Unrealized Appreciation
 (Depreciation)...............  $   1,489        $0.09   $ 7,581     $ 0.50      $8,657      $ 0.56      $27,926     $ 1.80
Net Increase in Net Assets
 Resulting from Operations....  $   3,925        $0.25   $ 9,644     $ 0.63      $10,811     $ 0.69      $31,239     $ 2.02

--------------------------------------------------------------------------------

                                                                               THREE MONTHS ENDED
                                     PERIOD FROM        ----------------------------------------------------------------
                                  FEBRUARY 14, 1994*
                                  TO MARCH 31, 1994        JUNE 30, 1994       SEPTEMBER 30, 1994    DECEMBER 31, 1994
                                ----------------------  --------------------  --------------------  --------------------
                                  TOTAL     PER SHARE    TOTAL    PER SHARE    TOTAL    PER SHARE    TOTAL    PER SHARE
                                ---------   ----------  --------  ----------  --------  ----------  --------  ----------
Investment Income.............   $  1,412        $0.09   $ 4,329       $0.28   $2,851        $0.18   $ 3,178       $0.21
Net Investment Income.........   $    848        $0.06   $ 3,262       $0.21   $2,123        $0.14   $ 2,069       $0.13
Net Realized Gain (Loss) and
 Change in Unrealized
 Appreciation (Depreciation)..   $(30,942)       $(2.00)  $ 7,563      $0.49   $20,276       $1.31   $ 8,942       $0.58
Net Increase (Decrease) in Net
 Assets Resulting from
 Operations...................   $(30,094)       $(1.94)  $10,825      $0.70   $22,399       $1.45   $11,011       $0.71

________________________________________________________________________________

* Commencement of operations

The Fund may purchase shares of its Common Stock in the open market at such prices and in such amounts as the Board of Directors may deem advisable.

________________________________________________________________________________

FEDERAL TAX INFORMATION (UNAUDITED):
For the year ended December 31, 1995, the Fund designates $1,503,000 as long-term capital gain dividend and expects to pass through to shareholders foreign tax credits of approximately $487,000.

REPORT OF INDEPENDENT ACCOUNTANTS

---------
To the Shareholders and Board of Directors of Morgan Stanley Africa Investment Fund, Inc.

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Africa Investment Fund, Inc. (the "Fund") at December 31, 1995, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period February 14, 1994 (commencement of operations) through December 31, 1994, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodians and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, New York 10036

February 9, 1996

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

    Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), each shareholder will be deemed to have elected, unless American Stock Transfer & Trust Company (the "Plan Agent") is otherwise instructed by the shareholder in writing, to have all distributions automatically reinvested in Fund shares. Participants in the Plan have the option of making additional voluntary cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in Fund shares.
    Dividend and capital gain distributions will be reinvested on the reinvestment date in full and fractional shares. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value. If net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may purchase shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a dividend or capital gain distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.
    The Plan Agent's fees for the reinvestment of dividends and distributions will be paid by the Fund. However, each participant's account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant's behalf. A participant will also pay brokerage commissions incurred on purchases made by voluntary cash payments. Although shareholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends and distributions.
    In the case of shareholders, such as banks, brokers or nominees, which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholder as representing the total amount registered in the shareholder's name and held for the account of beneficial owners who are participating in the Plan.
    Shareholders who do not wish to have distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and shareholders who have previously withdrawn from the Plan may rejoin at any time. The provisions of the Plan have been modified to conform to the above description regarding the option of Participants to make additional voluntary cash payments to the Plan on an annual, rather than monthly, basis. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:

                        Morgan Stanley Africa Investment Fund, Inc.
                        American Stock Transfer & Trust Company
                        Dividend Reinvestment and Cash Purchase Plan
                        40 Wall Street
                        New York, NY 10005
                        1-800-278-4353